Vanguard Multi-Sector Income Bond ETF Expense Example - Vanguard Multi-Sector Income Bond ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97